DBs Ownership Interest following Initial Public Offering of DWS Shares (Detail) € in Millions	Jun. 30, 2018 EUR (€)
DBs Ownership Interest following Initial Public Offering of DWS Shares [Abstract]
Deutsche Banks ownership interest at the time of the IPO	€ 5,991
Net decrease in Deutsche Banks ownership interests	(1,229)
Deutsche Banks share of net income or loss	85
Deutsche Banks share of other comprehensive income	120
Deutsche Banks share of other equity changes	30
Deutsche Banks ownership interest at the end of the period	4,997
Excess Amount from the IPO	74
Total Effect on Shareholders Equity from a Change in DB Ownership Interest in DWS, at the end of the reporting period	€ 5,071